SCHEDULE OF OPTIONS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Exercise Price	$ 0.115	$ 0.115	$ 0.115
Options Outstanding
Options Exercisable	26,520,000	26,520,000	26,802,500
Weighted Average Remaining Contractual Life	18 years 7 days	18 years 6 months 7 days	19 years 1 month 9 days